Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Sales	$ 167.4	$ 222.7	$ 1,169.0
Franchise and property revenues	1,031.4	923.6	801.9
Total revenues	1,198.8	1,146.3	1,970.9
Cost of sales	156.4	195.3	1,037.2
Franchise and property expenses	179.0	152.4	115.1
Selling, general and administrative expenses	345.4	242.4	347.6
(Income) loss from equity method investments	9.5	12.7	4.1
Other operating expenses (income), net	327.4	21.3	49.2
Total operating costs and expenses	1,017.7	624.1	1,553.2
Income from operations	181.1	522.2	417.7
Interest expense, net	279.7	200.0	223.8
Loss on early extinguishment of debt	155.4		34.2
Income (loss) before income taxes	(254.0)	322.2	159.7
Income tax expense	15.3	88.5	42.0
Net income (loss)	(269.3)	233.7	117.7
Net income (loss) attributable to noncontrolling interests	(430.7)
Net income (loss) attributable to Restaurant Brands International Inc.	161.4	233.7	117.7
Preferred shares dividends	13.8
Accretion of preferred shares to redemption value	546.4
Net income (loss) attributable to common shareholders	$ (398.8)	$ 233.7	$ 117.7
Earnings (loss) per common share:
Basic	$ (1.16)	$ 0.67	$ 0.34
Diluted	$ (2.32)	$ 0.65	$ 0.33
Weighted average shares outstanding
Basic	343.7	351.0	349.7
Diluted	358.2	357.8	354.1
Dividends per common share	$ 0.30	$ 0.24	$ 0.04